Share Based Compensation (Details) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Share Based Compensation (Details) [Line Items]
Share-based compensation expense		$ 0	$ 3,412,700	$ 0
2023 Equity Incentive Plan [Member]
Share Based Compensation (Details) [Line Items]
Shares issued (in Shares)	870,000
2023 Equity Incentive Plan [Member] | Class A Ordinary Shares [Member]
Share Based Compensation (Details) [Line Items]
Shares issued (in Shares)	1,150,000